Trade receivables - Revenue Cancellation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade Receivables
At the beginning of the year	R$ (5,212)	R$ (5,655)	R$ (5,421)
Additions	(16,527)	(20,890)	(16,283)
Write-off	14,764	21,333	16,049
Reversals	3,839
At the end of the year	R$ (3,136)	R$ (5,212)	R$ (5,655)
Period after which the contractual payments are past due to define a trade receivable in default	365 days